Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tangible assets for own use
Tangible assets	$ 13,707	$ 12,620
Gross carrying amount
Tangible assets for own use
Tangible assets	28,173	25,350	$ 23,087
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(14,466)	(12,730)	$ (10,881)
Buildings for own use
Tangible assets for own use
Tangible assets	7,144	7,118
Buildings for own use | Gross carrying amount
Tangible assets for own use
Tangible assets	15,638	14,640
Buildings for own use | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(8,494)	(7,522)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	3,589	3,567
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	7,609	6,922
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(4,020)	(3,355)
Furniture and vehicles
Tangible assets for own use
Tangible assets	1,527	1,373
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	3,479	3,226
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,952)	(1,853)
Other fixtures
Tangible assets for own use
Tangible assets	1,447	562
Other fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 1,447	$ 562